Debt (Unsecured Line of Credit) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Unsecured Line of Credit [Member]	Dec. 31, 2011 Unsecured Line of Credit [Member] Reserve Adjusted LIBOR [Member] Minimum [Member]	Dec. 31, 2011 Unsecured Line of Credit [Member] Reserve Adjusted LIBOR [Member] Maximum [Member]	Dec. 31, 2011 Unsecured Line of Credit [Member] Prime Rate [Member] Maximum [Member]	Dec. 31, 2011 Unsecured Line of Credit [Member] Federal Funds Rate [Member] Minimum [Member]	Dec. 31, 2011 Unsecured Line of Credit [Member] Federal Funds Rate [Member] Maximum [Member]	Dec. 31, 2011 Unsecured Line of Credit [Member] One Month LIBOR [Member] Minimum [Member]	Dec. 31, 2011 Unsecured Line of Credit [Member] One Month LIBOR [Member] Maximum [Member]	Jul. 13, 2011 Prior Unsecured Line Of Credit [Member]
LOC issuance date	2011-07-14
LOC current borrowing capacity	$ 750.0								$ 720.0
LOC Maturity Date	2015-07-13
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,250.0
LOC optional extended maturity date	2016-07-13
LOC interest rate, basis points spread over interest rate		100.00%	205.00%	125.00%	50.00%	175.00%	100.00%	205.00%
LOC facility fee annual rate	35.00%